Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Irish statutory rate	12.50%	12.50%	12.50%
Valuation allowance for deferred tax assets	$ 17,184	$ 23,145	$ 24,348
Net change in the total valuation allowance	(5,900)	(1,200)
Deferred tax expense/(benefit) resulted from valuation allowance release	3,200	3,100
Unrecognized tax benefit, potentially expire in 2016	3,800
Increase related to acquired tax positions	778	14,552
Total unrecognized tax benefits net of potential benefits	28,200	23,200	5,800
Interest and penalties recognized as an expense	900	200	$ 200
Total accrued interest and penalties	$ 3,300	2,400
Tax Jurisdiction Description	In the United States tax periods open to audit include the years ended December 31, 2012, December 31, 2013, December 31, 2014 and December 31, 2015. In Ireland, tax periods open to audit include the years ended December 31, 2011, December 31, 2012, December 31, 2013, December 31, 2014 and December 31, 2015. During such audits, local tax authorities may challenge the positions taken by us in tax returns.
Provision for income taxes
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net change in the total valuation allowance	$ (4,100)	(2,000)
Other Comprehensive Income
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net change in the total valuation allowance	(1,800)	800
Foreign Country
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Non-U.S subsidiaries operating loss carryforwards for income tax	68,600	95,600
Non-U.S subsidiaries tax credit carryforwards for income tax	5,900	$ 3,600
Additional operating loss carryforward	$ 6,300
Expiration period	Expire between 2016 and 2022
Ireland
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Irish statutory rate	12.50%
United States
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Expiration period	Expire between 2016 and 2035
U.S. Federal net operating loss carry forwards currently available for offset	$ 26,700
Limitation description	Due to changes of ownership in 2000, 2010 and 2014, as defined by Section 382 of the Internal Revenue Code of 1986, as amended.
Alternative minimum tax credit carry forwards	$ 300
Business credit carry forwards that are available to offset	300
United States | Federal
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Additional operating loss carryforward	51,617
U.S. federal net operating loss carry forwards	29,200
United States | Additional Paid-in Capital | Federal
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Additional operating loss carryforward	16,300
United States | 2015 | Federal
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
U.S. federal net operating loss carry forwards	4,200
United States | 2016 - 2018 | Federal
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
U.S. federal net operating loss carry forwards	4,200
United States | 2019 | Federal
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
U.S. federal net operating loss carry forwards	2,900
United States | 2020 - 2023 | Federal
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
U.S. federal net operating loss carry forwards	2,000
United States | 2024 | Federal
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
U.S. federal net operating loss carry forwards	1,200
United States | State
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Additional operating loss carryforward	89,780
United States | State | Additional Paid-in Capital
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Additional operating loss carryforward	$ 17,300